LONG-TERM DEBT - Summary of Long-Term Debt (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Studio City Project Facility [Member] USD ($)	Dec. 31, 2013 Studio City Project Facility [Member] USD ($)	Dec. 31, 2014 2013 Senior Notes [Member] USD ($)	Dec. 31, 2013 2013 Senior Notes [Member] USD ($)	Feb. 07, 2013 2013 Senior Notes [Member] USD ($)	Dec. 31, 2014 Studio City Notes [Member] USD ($)	Dec. 31, 2013 Studio City Notes [Member] USD ($)	Nov. 26, 2012 Studio City Notes [Member] USD ($)	Dec. 31, 2014 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2014 2011 Credit Facilities [Member] HKD	Dec. 31, 2013 2011 Credit Facilities [Member] USD ($)	Dec. 31, 2013 2011 Credit Facilities [Member] HKD	Dec. 31, 2014 Philippine Notes [Member] USD ($)	Dec. 31, 2013 Philippine Notes [Member] USD ($)	Dec. 31, 2014 Aircraft Term Loan [Member] USD ($)	Dec. 31, 2013 Aircraft Term Loan [Member] USD ($)
Long-Term Debt [Line Items]
Total long-term debt	$ 3,902,781,000	$ 2,533,460,000	$ 1,295,689,000	$ 0	$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 825,000,000	$ 825,000,000	$ 825,000,000	$ 417,166,000	3,245,548,000	$ 673,883,000	5,242,809,600	$ 336,195,000	$ 0	$ 28,731,000	$ 34,577,000
Current portion of long-term debt	(262,750,000)	(262,566,000)
Non current portion of long-term debt	$ 3,640,031,000	$ 2,270,894,000